Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies.
Commitments and contingencies

30.  Commitments and contingencies

(a)  Operating lease commitments

The operating lease commitments as of December 31, 2025 amounting to US$1,357 mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

(b)  Capital commitments

As of December 31, 2024 and 2025, the Group had outstanding capital commitments totaling to US$192,855 and US$91,931, which consisted of capital expenditures related to properties and additional investments in equity investments, respectively.

(c)  Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is not probable and such claims would not have a material adverse effect on the Group’s financial position, results of operations or cash flows.